Taxes on Income - Schedule of Income Tax (Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax (Tax Benefit) [Abstract]
Current taxes	$ 68,343	$ 54,743	$ 75,407
Deferred taxes	(11,678)	(8,668)	(20,172)
Total	$ 56,665	$ 46,075	$ 55,235